CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)			$ (152,717,402)		$ (188,134,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Adjustment to the fair value of refundable investor advances			(82,054,043)		(77,477,000)
Digital asset impairment			233,650,642		264,146,097
Changes in assets and liabilities:
Prepaid expenses					(26,417)
Accounts payable and accrued liabilities			233,468		(1,818,138)
Related party payable			170,625		1,980,386
Net cash used in operating activities			(716,710)		(1,329,805)
Cash Flows from Investing Activities:
Purchase of digital assets			(214,000,000)
Net cash used in investing activities			(214,000,000)
Cash Flows from Financing Activities:
Proceeds from refundable investor advances			214,049,995		0
Proceeds from related party			716,710		2,399,180
Payments of deferred offering costs					(971,630)
Net cash provided by financing activities			214,766,705		1,427,550
Net Change in Cash					97,745
Cash, cash equivalents, and restricted cash at beginning of period			0		49,995
Cash, cash equivalents, and restricted cash at end of period	$ 147,740	$ 49,995	49,995	$ 49,995	147,740	$ 147,740
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	97,745	0	0	0	97,745	97,745		$ 0
Restricted cash	49,995	49,995	49,995	49,995	49,995	49,995
Total cash, cash equivalents, and restricted cash	147,740	49,995	49,995	49,995	147,740	147,740
Non-Cash investing and financing activities:
Unpaid deferred offering costs			3,802,903		1,751,466
Digital assets received in exchange for refundable investor advances			632,575,043
Armada Acquisition Corp II [Member]
Cash Flows from Operating Activities:
Net income (loss)	1,625,327	(603,760)				2,152,880	$ 840,656	1,771,983
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through promissory note – related party						0	4,614	4,614
Payment of operating costs through promissory note – related party						0	870	870
Payment of operating costs through issuance of Class B ordinary shares						0	25,000	25,000
Payment of operating costs through advances from related party						0	808
Adjustment to accrued offering costs						0	(5,000)	(5,000)
Interest earned on cash and marketable securities held in Trust Account						(6,536,139)	(982,945)	(3,478,166)
Changes in assets and liabilities:
Prepaid expenses						(16,047)	1,807	50,533
Accounts payable and accrued liabilities						3,988,861	25,953
Prepaid insurance						103,020	(194,593)	(160,253)
Accrued expenses								1,403,430
Deferred professional fees						823	0	37,564
Net cash used in operating activities						(306,602)	(282,830)	(349,425)
Cash Flows from Investing Activities:
Investment of cash in Trust Account						0	(231,150,000)	(231,150,000)
Net cash used in investing activities							(231,150,000)	(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid						0	225,400,000	225,400,000
Proceeds from sale of Private Placements Warrants						0	7,100,000	7,100,000
Proceeds from note payable, related party						0	127,755	127,755
Repayment of promissory note - related party							(143,079)	(143,079)
Payment of offering costs						0	(572,320)	(624,146)
Net cash provided by financing activities						0	231,912,356	231,860,530
Net Change in Cash						(306,602)	479,526	361,105
Cash, cash equivalents, and restricted cash at beginning of period		361,105				361,105	0	0
Cash, cash equivalents, and restricted cash at end of period	54,503				54,503	54,503	479,526	361,105
Reconciliation of cash, cash equivalents and restricted cash:
Total cash, cash equivalents, and restricted cash	54,503				54,503	54,503	479,526	361,105
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs						0	126,826	75,000
Deferred offering costs paid through promissory note – related party						0	9,840	9,840
Accretion of Class A ordinary shares to redemption value	2,129,189	2,301,889				6,536,139	19,869,840	22,365,061
Deferred underwriting fee payable						0	9,200,000
Deferred underwriting fee payable	9,200,000				9,200,000	9,200,000		9,200,000
Deferred offering costs applied to prepaid expenses						0	$ 100,600	$ 100,600
Pathfinder Digital Assets LLC [Member]
Cash Flows from Operating Activities:
Net income (loss)				(907,308)	(2,218,198)
Changes in assets and liabilities:
Accounts payable and accrued liabilities				273,056	(164,574)
Interest payable, related party				6,032	86,997
Related party payable				170,625	157,500
Net cash used in operating activities				(457,595)	(2,138,275)
Cash Flows from Investing Activities:
Payments made on behalf of related party				(716,710)	(2,399,180)
Net cash used in investing activities				(716,710)	(2,399,180)
Cash Flows from Financing Activities:
Proceeds from note payable, related party				1,174,305	5,380,483
Payments of deferred offering costs					(53,346)
Net cash provided by financing activities				1,174,305	5,327,137
Net Change in Cash					789,682
Cash, cash equivalents, and restricted cash at beginning of period				0	0
Cash, cash equivalents, and restricted cash at end of period	789,682	0	0	0	789,682	789,682
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	789,682	0	0	0	789,682	789,682
Restricted cash	0	0	0	0	0	0
Total cash, cash equivalents, and restricted cash	$ 789,682	$ 0	$ 0	0	789,682	$ 789,682
Non-Cash investing and financing activities:
Unpaid deferred offering costs				$ 477,531	$ 22,470